SCHEDULE OF MATURITY ANALYSIS OF LEASE LIABILITY (Details)	Sep. 30, 2025 USD ($)
Lessee, Lease, Description [Line Items]
Undiscounted Cash Flows	$ 154,000
Present Value	137,305
Two Thousand Twenty Five July To December Sixty Nine Months [Member]
Lessee, Lease, Description [Line Items]
Undiscounted Cash Flows	16,500
Present Value	13,338
Two Thousand Twenty Eight Twelve Months [Member]
Lessee, Lease, Description [Line Items]
Undiscounted Cash Flows	66,000
Present Value	55,822
Two Thousand Twenty Eight Twelve Months One [Member]
Lessee, Lease, Description [Line Items]
Undiscounted Cash Flows	66,000
Present Value	62,845
Two Thousand Twenty Eight January [Member]
Lessee, Lease, Description [Line Items]
Undiscounted Cash Flows	5,500
Present Value	$ 5,500